Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Goodwill and Other Intangible Assets, Net
15.	Goodwill and Other Intangible Assets, Net

(a)	Goodwill and other intangible assets as of December 31, 2022 and 2023 are as follows:

	2022					2023
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwill	￦	1,723,974	(1,281,487)	—	442,487	1,720,753	(1,317,581)	—	403,172
Intellectual property rights		4,944,973	(1,808,901)	—	3,136,072	5,167,677	(2,138,026)	—	3,029,651
Membership		135,905	(2,963)	—	132,942	141,306	(3,122)	—	138,184
Development expense		687,437	(571,266)	—	116,171	758,878	(631,974)	(86)	126,818
Port facilities usage rights		681,530	(484,319)	—	197,211	681,530	(499,119)	—	182,411
Exploration and evaluation assets		260,548	(159,557)	—	100,991	324,324	(160,878)	—	163,446
Development assets		78,970	—	—	78,970	10,235	—	—	10,235
Customer relationships		865,691	(624,380)	—	241,311	865,753	(668,858)	—	196,895
Other intangible assets		1,175,409	(783,088)	(25)	392,296	1,260,067	(796,052)	(43)	463,972

	￦	10,554,437	(5,715,961)	(25)	4,838,451	10,930,523	(6,215,610)	(129)	4,714,784

(b)	The changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Business Combination(*3,4)	Disposals	Amortization	Impairment loss(*5)	Others(*2)	Ending
Goodwill	￦	735,969	—	66,206	—	—	(369,337)	9,649	442,487
Intellectual property rights		2,225,808	354,179	912,971	(582)	(326,494)	379	(30,189)	3,136,072
Membership(*1)		142,370	9,230	—	(2,082)	(145)	854	(17,285)	132,942
Development expense		153,973	1,800	—	(13)	(67,446)	(1,046)	28,903	116,171
Port facilities usage rights		216,021	—	—	—	(14,800)	—	(4,010)	197,211
Exploratation and evaluation assets		61,957	24,583	21,266	—	—	—	(6,815)	100,991
Development assets		—	6,607	76,591	—	—	—	(4,228)	78,970
Customer relationships		285,720	—	—	—	(44,478)	—	69	241,311
Other intangible assets		344,491	99,388	26,649	(145)	(35,472)	(232)	(42,383)	392,296

	￦	4,166,309	495,787	1,103,683	(2,822)	(488,835)	(369,382)	(66,289)	4,838,451

(*1)	Economic useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(*3)	Represents increases in intangible assets upon acquisition of Senex Energy Limited during the year ended December 31, 2022.
(*4)	Represents increases in intangible assets upon acquisition of POSCO Silicon Solution Co., Ltd during the year ended December 31, 2022.
(*5)
During the year ended December 31, 2022, impairment loss of
~~W~~
337,953 million on goodwill of POSCO INTERNATIONAL Corporation, a subsidiary included in trading segment of green infrastructure, was recognized as the recoverable amount is less than the carrying amount of the CGU.

2)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss(*3)	Others(*2)	Ending
Goodwill	￦	442,487	—	—	—	(36,093)	(3,222)	403,172
Intellectual property rights		3,136,072	208,874	(5)	(321,752)	(89,986)	96,448	3,029,651
Membership(*1)		132,942	7,360	(1,920)	(170)	11	(39)	138,184
Development expense		116,171	13,130	(97)	(73,319)	—	70,933	126,818
Port facilities usage rights		197,211	—	—	(14,800)	—	—	182,411
Exploratation and evaluation assets		100,991	67,000	—	—	(1,204)	(3,341)	163,446
Development assets		78,970	27,831	—	—	—	(96,566)	10,235
Customer relationships		241,311	—	—	(44,478)	—	62	196,895
Other intangible assets		392,296	139,100	(625)	(43,674)	(2,055)	(21,070)	463,972

	￦	4,838,451	463,295	(2,647)	(498,193)	(129,327)	43,205	4,714,784

(*1)	Economic useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible asset and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(*3)
During the year ended December 31, 2023, POSCO Canada Ltd., a subsidiary, decided to make an investment in kind in Greenhills Mine, which was accounted for as a joint operation, to a new partnership established by Teck Coal Partnership, the main operator. POSCO Canada Ltd. estimated the recoverable amount of the contributed assets of the joint operation considering the fair value of acquired shares of the new partnership, and recognized an impairment loss of
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88,518 million since recoverable amounts are less than their carrying amounts.

(c)
For the purpose of impairment testing, goodwill is allocated to individual operating entities each of which is determined to be a CGU. The goodwill amounts as of December 31, 2022 and 2023 are as follows:

(in millions of Won)		Total number of CGUs
Reportable segments		2022	2023	CGUs	2022		2023
Steel		10	10	POSCO VST CO., LTD.	￦	36,955	36,955
				POSCO Center Beijing		173	173
				Others		13,741	13,806
Green Infrastructure	Tranding	4	4	POSCO INTERNATIONAL Corporation — Global Business Division(*1)		240,092	240,092
				POSCO INTERNATIONAL Corporation — Energy Division		26,471	26,471
				Others		7,270	7,513
	E&C	2	2	POSCO Eco & Challenge Co., Ltd.		24,868	—
				POSCO WIDE Co., Ltd		35,728	32,585
	Logistics, etc	1	1	Shinan Green Energy Co., Ltd.		17,804	9,722
Green Materials		3	3	POSCO FUTURE M CO., LTD		8,800	8,800
				Posco Silicon Solution Co., Ltd		30,477	26,947
				Zhangjiagang Pohang Refractions Co., Ltd.		108	108

		20	20		￦	442,487	403,172

(*1)
The recoverable amount of the Global Business Division of POSCO INTERNATIONAL Corporation, a subsidiary in trading segment of the green infrastructure business, is determined based on its value in use. As of December 31, 2023, the value in use is estimated by applying an
 7.73% (2022: 8.97%)
post-tax
discount rate to the future cash flows estimated based on management’s
5-year
business plan and terminal growth rate of 1.0% (2022: 1.7%) thereafter. The terminal growth rate does not exceed long-term growth rate of its industry. No impairment loss on goodwill was recognized for the year ended December 31, 2023 as the recoverable amount exceeded the carrying amount of the CGU.

The Company calculated the value in use by discounting the
post-tax
cash flows at the
post-tax
discount rate, which is materially the same as applying
pre-tax
discount rate of 10.38% (2022: 11.54%) to
pre-tax
cash flows.
The value in use of the CGU is sensitive to assumptions such as discount rate, terminal growth and estimated revenue used in discount cash flow model. If the discount rate increases by 0.5%, the value in use would have decreased by
￦
304,741 million or 7.96%. If the terminal growth rate decreases by 0.5%, the value in use would have decreased by
￦
106,403 million or 2.78%.
The Company believes that any reasonably possible change in the key assumptions on which the recoverable amount is based would not cause the carrying amount to exceed the recoverable amount of the CGU.